UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

MILLER OPPORTUNITY TRUST
Schedule of investments (unaudited)
September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 104.7%

COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 3.2%
CenturyLink Inc.	2,800,000	$59,360,000
Entertainment - 2.5%
Pandora Media Inc.	5,000,000	47,550,000	*
Interactive Media & Services - 3.2%
Eventbrite Inc., Class A Shares	91,700	3,481,849	*
Facebook Inc., Class A Shares	350,000	57,561,000	*
Total Interactive Media & Services		61,042,849
Media - 2.7%
Discovery Inc., Class A Shares	1,600,000	51,200,000	*
TOTAL COMMUNICATION SERVICES		219,152,849

CONSUMER DISCRETIONARY - 23.1%
Household Durables - 7.2%
Lennar Corp., Class A Shares	1,000,000	46,690,000	(a)
Newell Brands Inc.	1,950,000	39,585,000
PulteGroup Inc.	2,000,000	49,540,000	(a)
Total Household Durables		135,815,000
Internet & Direct Marketing Retail - 11.3%
Amazon.com Inc.	60,000	120,180,000	*
Quotient Technology Inc.	4,100,000	63,550,000	*
Stitch Fix Inc., Class A Shares	700,000	30,639,000	*
Total Internet & Direct Marketing Retail		214,369,000
Specialty Retail - 4.6%
RH	670,000	87,776,700	*(a)
TOTAL CONSUMER DISCRETIONARY		437,960,700

CONSUMER STAPLES - 1.8%
Personal Products - 1.8%
Avon Products Inc.	15,500,000	34,100,000	*
TOTAL CONSUMER STAPLES		34,100,000

FINANCIALS - 19.6%
Banks - 9.0%
Bank of America Corp.	2,000,000	58,920,000
Citigroup Inc.	590,000	42,326,600
JPMorgan Chase & Co.	603,546	68,104,131
Total Banks		169,350,731
Consumer Finance - 3.7%
OneMain Holdings Inc.	2,100,000	70,581,000	*(a)
Insurance - 6.1%
Brighthouse Financial Inc.	1,350,000	59,724,000	*
Genworth Financial Inc., Class A Shares	13,200,000	55,044,000	*(a)
Total Insurance		114,768,000
Stocks - 0.8%
GTY Technology Holdings Inc.	1,447,500	15,661,950	*
TOTAL FINANCIALS		370,361,681

SECURITY	SHARES	VALUE
HEALTH CARE - 29.3%
Biotechnology - 10.9%
Alexion Pharmaceuticals Inc.	350,000	$48,653,500	*
Celgene Corp.	650,000	58,168,500	*
Flexion Therapeutics Inc.	1,850,000	34,613,500	*
Intrexon Corp.	3,100,000	53,382,000	*(a)
ZIOPHARM Oncology Inc.	3,804,900	12,175,680	*
Total Biotechnology		206,993,180
Pharmaceuticals - 18.4%
Allergan PLC	220,000	41,905,600
Bausch Health Companies Inc.	3,300,000	84,711,000	*
Endo International PLC	6,100,000	102,663,000	*(a)
Mallinckrodt PLC	2,200,000	64,482,000	*(a)
Teva Pharmaceutical Industries Ltd. ADR	2,500,000	53,850,000
Total Pharmaceuticals		347,611,600
TOTAL HEALTH CARE		554,604,780

INDUSTRIALS - 13.0%
Airlines - 10.0%
American Airlines Group Inc.	1,200,000	49,596,000	(a)
Delta Air Lines Inc.	1,200,000	69,396,000	(a)
United Continental Holdings Inc.	790,000	70,357,400	*(a)
Total Airlines		189,349,400
Commercial Services & Supplies - 3.0%
ADT Inc.	6,000,000	56,340,000
TOTAL INDUSTRIALS		245,689,400

INFORMATION TECHNOLOGY - 6.3%
IT Services - 2.1%
Endurance International Group Holdings Inc.	4,400,000	38,720,000	*
Total IT Services		38,720,000
Semiconductors & Semiconductor Equipment - 4.2%
NXP Semiconductors NV	575,000	49,162,500
Qualcomm Inc.	425,000	30,612,750
Total Semiconductors & Semiconductor Equipment		79,775,250
TOTAL INFORMATION TECHNOLOGY		118,495,250

TOTAL COMMON STOCKS		1,980,364,660
(Cost - $1,941,908,299)

INVESTMENT FUND - 1.2%
Pangaea One, LP (Cost - $36,513,362)		23,390,438	(b)(c)(d)

TOTAL INVESTMENTS - 105.9%		2,003,755,098
(Cost - $1,978,421,661)

Liabilities in Excess of Other Assets - (5.9)%		(111,342,398)

TOTAL NET ASSETS - 100.0%		$1,892,412,700

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2018, the total market value of investments in Affiliated Companies was $23,390,438 and the cost was $36,513,362. (See Note 2).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d)	Restricted security (See Note 3).

ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual report.

See Notes to Schedule of Investments.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2018:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments (a)
Common Stocks	$1,980,364,660	$—	$—	$1,980,364,660
Investment Fund	—	—	23,390,438	23,390,438
Total Investments	$1,980,364,660	$—	$23,390,438	$2,003,755,098

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	INVESTMENT FUND
Balance as of December 31, 2017	$21,070,556
Realized gain (loss)	55,220
Partnership distributions	(133,323)
Change in unrealized appreciation (depreciation)	2,397,985
Balance as of September 30, 2018	$23,390,438
Change in unrealized appreciation/depreciation for Level 3 securities held at September 30, 2018	$2,397,985

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$23,390,438	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2018:

	Pangaea One, LP	Stitch Fix Inc., * Class A Shares	Total
Value at December 31, 2017	$21,070,556	$27,755,420	$48,825,976
Sales / Partnership Distributions	(133,323)	(16,747,147)	(16,880,470)
Change in Unrealized Gain (Loss)	2,397,985	13,597,783	15,995,768
Realized Gain (Loss) on Sales / Distributions	55,220	6,032,944	6,088,164
Value at September 30, 2018	$23,390,438	$30,639,000	$54,029,438
Amortization, Dividend, Interest Income	$391,722	$—	$391,722

*Stitch Fix Inc. - Class A Shares was an affiliated company at December 31, 2017, and was no longer an affiliated company at September 30, 2018.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at September 30, 2018	Percent of Net Assets	Open Commitments (b)
Pangaea One, LP (a)	$36,513,362	$23,390,438	1.2%	$729,364.50

(a)	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.
(b)	In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2018, the Fund had open commitments of $729,364.50.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date	November 27, 2018